Certain risks and concentration - Schedule of Consolidated Financial Information of Group's VIEs and VIE's Subsidiary Excluding Inter Company Items With Group's Subsidiaries Included in Accompanying Consolidated Financial Statements (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 374,248	$ 444,761
Restricted cash and cash equivalents	21,593	371,332
Short-term deposits	192,535	1,061,011
Restricted short-term deposits	7,182	20,722
Short-term investments	613,702	288,589
Accounts receivable, net	154,439	121,861
Amounts due from	106	467
Prepayments and other current assets	255,566	247,538
Total current assets	1,619,371	2,556,281
Non-current assets
Investments	551,802	530,685
Long-term deposits and held-to-maturity investments	2,059,386	1,124,308
Property and equipment, net	565,124	499,723
Land use rights, net	301,390	303,115
Intangible assets, net	221,963	277,257
Right of use asset, net	21,241	20,457
Other non-current assets	8,071	19,084
Total non-current assets	5,933,117	4,971,516
Total assets	7,552,488	7,527,797
Current liabilities
Accounts payable	71,551	84,015
Deferred revenue	61,713	66,813
Advances from customers	5,408	4,031
Income taxes payable	64,533	78,304
Accrued liabilities and other current liabilities	626,678	2,393,923
Amounts due to related parties	24,472	1,378
Lease liabilities due within one year	8,939	10,775
Short-term loans	10,672	34,853
Total current liabilities	873,966	2,674,092
Non-current liabilities
Lease liabilities	12,029	9,948
Deferred revenue	9,522	12,635
Deferred tax liabilities	54,941	47,631
Total non-current liabilities	76,492	70,214
Total liabilities	950,458	2,744,306
Total cost and operating expenses	(1,361,616)	(1,431,585)	$ (1,454,842)
Other items of the consolidated statements of comprehensive income	(208,093)	(247,615)
Net income from continuing operations	221,127	(147,624)	347,351
Net cash provided by (used in) operating activities	302,325	308,657	295,579
Net cash (used in) by provided by investing activities	(456,097)	(210,249)	420,373
Net cash used in financing activities	(288,315)	(707,831)	(841,745)
Variable interest entity
Current assets
Cash and cash equivalents	37,127	74,242
Restricted cash and cash equivalents	437	3,620
Short-term deposits	92,221	301,784
Restricted short-term deposits	5,946
Short-term investments	5,566
Accounts receivable, net	18,639	11,123
Prepayments and other current assets	70,282	91,610
Total current assets	914,764	1,070,512
Non-current assets
Investments	466,063	414,921
Long-term deposits and held-to-maturity investments	135,870	73,034
Property and equipment, net	468,710	388,178
Land use rights, net	301,390	303,115
Intangible assets, net	24,773	31,913
Right of use asset, net	1,982	3,644
Other non-current assets	1,896	11,594
Total non-current assets	1,400,684	1,226,399
Total assets	2,315,448	2,296,911
Current liabilities
Accounts payable	61,976	67,829
Deferred revenue	8,151	7,637
Advances from customers	18	39
Income taxes payable	5,814	9,986
Accrued liabilities and other current liabilities	46,119	64,427
Lease liabilities due within one year	1,438	2,070
Short-term loans	10,672	34,853
Total current liabilities	310,801	392,620
Non-current liabilities
Lease liabilities	602	1,693
Deferred revenue	3,341	3,067
Deferred tax liabilities	11,745	9,499
Total non-current liabilities	15,688	14,259
Total liabilities	326,489	406,879
Total cost and operating expenses	(249,501)	(289,962)	(354,306)
Other items of the consolidated statements of comprehensive income	64,149	23,645	21,589
Net income from continuing operations	62,158	11,238	22,968
Net cash provided by (used in) operating activities	(5,267)	9,863	27,077
Net cash (used in) by provided by investing activities	(52,120)	81,314	(211,471)
Net cash used in financing activities	(8,489)	(76,365)	(2,314)
Variable interest entity | Group companies
Current assets
Amounts due from	684,537	587,774
Current liabilities
Amounts due to related parties	172,822	202,264
Variable interest entity | Related Party
Current assets
Amounts due from	9	359
Current liabilities
Amounts due to related parties	3,791	3,515
Group companies
Non-current liabilities
Net revenues	62,433	56,762	54,280
Net cash provided by (used in) operating activities	(18,860)	36,974	(31,888)
Net cash (used in) by provided by investing activities	(54,389)	177,941	(129,111)
Net cash used in financing activities	(4,179)	3,950	517
Third parities
Non-current liabilities
Net revenues	185,077	220,793	301,405
Net cash provided by (used in) operating activities	13,593	(27,111)	58,965
Net cash (used in) by provided by investing activities	2,269	(96,627)	(82,360)
Net cash used in financing activities	$ (4,310)	$ (80,315)	$ (2,831)